UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-4670

DWS Global/International Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 07/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2006 (Unaudited)

DWS Emerging Markets Fixed Income Fund

		Principal Amount ($) (a)	Value ($)

Bonds 97.2%
Argentina 9.7%
Banco Hipotecario SA, Series REG S, 9.75%, 4/27/2016		2,300,000	2,288,500
Central Bank of Argentina, 2.0%, 2/4/2018	ARS	15,500,000	6,941,219
Republic of Argentina:
Zero Coupon, 7/22/2003 *	EUR	750,000	262,602
GDP Linked Note, 12/15/2035		36,106,201	3,357,877
GDP Linked Note, 12/15/2035	ARS	31,908,222	830,943
GDP Linked Note, 12/15/2035	EUR	5,000,000	574,830
5.83%, 12/31/2033 (PIK)	ARS	2,153,071	868,718
Series MAY, 7.0%, 3/18/2004 *	EUR	130,000	47,128
8.0%, 10/30/2009 *	EUR	511,292	179,479
Series REG S, 9.0%, 5/24/2005 *	EUR	520,000	188,314
9.0%, 5/26/2009 *	EUR	2,800,000	1,013,285
9.25%, 7/20/2004 *	EUR	3,000,000	1,073,400
9.75%, 11/26/2003 *	EUR	850,000	294,792
10.0%, 12/7/2004 *	EUR	2,000,000	691,329
Series 2018, 12.25%, 6/19/2018 *		2,292,300	710,613

(Cost $18,198,075)			19,323,029
Brazil 25.7%
Banco ABN AMRO Real SA, 16.2%, 2/22/2010	BRL	9,000,000	4,136,980
Banco Bradesco SA, Series REG S, 14.8%, 1/4/2010	BRL	7,700,000	3,521,719
Federative Republic of Brazil:
8.25%, 1/20/2034		22,700,000	25,219,700
8.75%, 2/4/2025		2,750,000	3,169,375
10.5%, 7/14/2014		2,000,000	2,467,000
11.0%, 1/11/2012 (b)		5,430,000	6,570,300
11.0%, 8/17/2040 (b)		4,680,000	6,004,440

(Cost $48,841,966)			51,089,514
Dominican Republic 2.0%
Dominican Republic:
Series REG S, 8.625%, 4/20/2027 (PIK)		2,750,000	2,825,625
Series REG S, 9.04%, 1/23/2018 (PIK),		1,125,766	1,218,642

(Cost $3,978,005)			4,044,267
Ecuador 2.4%
Republic of Ecuador, Series REG S, 9.375%, 12/15/2015 (Cost $4,786,801)		4,600,000	4,807,000
El Salvador 1.6%
Republic of El Salvador, Series REG S, 7.65%, 6/15/2035 (Cost $3,082,625)		3,100,000	3,131,000
Indonesia 4.2%
Government of Indonesia:
Series FR-23, 11.0%, 12/15/2012	IDR	21,800,000,000	2,302,580
Series FR-26, 11.0%, 10/15/2014	IDR	42,055,000,000	4,404,879
Series FR-33, 12.5%, 3/15/2013	IDR	14,200,000,000	1,603,958

(Cost $8,621,389)			8,311,417
Ireland 2.0%
Red Arrow International Leasing, “A”, 8.375%, 3/31/2012 (Cost $3,980,759)	RUB	106,317,441	4,016,657
Luxembourg 3.3%
BTA Finance Luxembourg SA, 8.25%, 1/29/2049		2,700,000	2,547,504

UBS (Vimpelcom), Series REG S, 8.25%, 5/23/2016		4,100,000	4,079,500

(Cost $6,798,312)			6,627,004
Malaysia 1.9%
Government of Malaysia, Series 04/04, 4.032%, 9/15/2009 (Cost $3,650,410)	MYR	13,700,000	3,736,439
Mexico 6.0%
Mexican Bonds:
Series M-20, 8.0%, 12/7/2023	MXN	75,380,000	6,405,882
Series MI-10, 9.5%, 12/18/2014	MXN	40,900,000	3,974,235
United Mexican States, 8.3%, 8/15/2031		1,200,000	1,443,000

(Cost $11,710,608)			11,823,117
Netherlands 3.5%
Kazakhstan Temir Zholy, 7.0%, 5/11/2016		3,900,000	3,884,907
Kazkommerts International BV, Series REG S, 7.875%, 4/7/2014		3,100,000	3,092,250

(Cost $7,078,014)			6,977,157
Pakistan 0.8%
Republic of Pakistan:
Series REG S, 7.125%, 3/31/2016		320,000	297,859
Series REG S, 7.875%, 3/31/2036		1,410,000	1,321,837

(Cost $1,621,837)			1,619,696
Panama 0.5%
Republic of Panama:
6.7%, 1/26/2036		700,000	665,000
7.125%, 1/29/2026		260,000	260,260

(Cost $916,240)			925,260
Peru 2.8%
Republic of Peru, 7.35%, 7/21/2025 (b) (Cost $5,364,144)		5,400,000	5,508,000
Philippines 8.3%
Bangko Sentral Ng Pilipinas, Series A, 8.6%, 6/15/2027		8,250,000	8,868,750
Republic of Philippines:
8.0%, 1/15/2016		2,200,000	2,344,320
8.375%, 2/15/2011		3,400,000	3,612,500
9.875%, 1/15/2019		1,300,000	1,543,750

(Cost $16,129,400)			16,369,320
Russia 2.0%
Gaz Capital (Gazprom), Series REG S, 8.625%, 4/28/2034		30,000	36,188
Russian Standard Finance SA, 8.875%, 12/16/2015		3,960,000	3,897,590

(Cost $4,099,794)			3,933,778
South Africa 1.1%
Republic of South Africa, 8.5%, 6/23/2017 (Cost $2,152,944)		1,900,000	2,223,000
Turkey 9.3%
Republic of Turkey:
6.875%, 3/17/2036		12,500,000	11,203,125
8.0%, 2/14/2034		1,700,000	1,738,250
15.0%, 2/10/2010	TRY	8,800,000	5,445,827
20.0%, 10/17/2007	TRY	51	34

(Cost $19,150,689)			18,387,236
Ukraine 2.0%
Government of Ukraine, Series REG S, 7.65%, 6/11/2013 (Cost $3,837,661)		3,800,000	3,924,260
Uruguay 3.9%
Republic of Uruguay:
7.5%, 3/15/2015		1,500,000	1,518,750

7.625%, 3/21/2036		4,260,000	4,047,000
10.5%, 10/20/2006	UYU	42,300,000	2,151,287

(Cost $7,552,924)			7,717,037
Venezuela 4.2%
Republic of Venezuela:
5.75%, 2/26/2016		8,100,000	7,411,500
10.75%, 9/19/2013		800,000	970,400

(Cost $8,468,563)			8,381,900

Total Bonds (Cost $190,021,160)			192,876,088
		Shares	Value ($)

Securities Lending Collateral 7.3%
Daily Assets Fund Institutional, 5.24% (c) (d) (Cost $14,484,625)		14,484,625	14,484,625
Cash Equivalents 1.4%
Cash Management QP Trust, 5.30% (e) (Cost $2,848,940)		2,848,940	2,848,940
		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 207,354,725)		105.9	210,209,653
Other Assets and Liabilities, Net		(5.9)	(11,770,245)

Net Assets		100.0	198,439,408

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or the interest or has filed for bankruptcy. The following table represents bonds that are in default:

		Maturity	Principal		Acquisition
Securities	Coupon	Date	Amount ($)		Cost ($)	Value ($)
Republic of Argentina:
	Zero Coupon	7/22/2003	750,000	EUR	287,140	262,602
	7.0%	3/18/2004	130,000	EUR	48,882	47,128
	8.0%	10/30/2009	511,292	EUR	194,841	179,479
	9.0%	5/24/2005	520,000	EUR	195,329	188,314
	9.0%	5/26/2009	2,800,000	EUR	1,044,406	1,013,285
	9.25%	7/20/2004	3,000,000	EUR	1,131,461	1,073,400
	9.75%	11/26/2003	850,000	EUR	322,360	294,792
	10.0%	12/07/2004	2,000,000	EUR	757,289	691,329
	12.25%	6/19/2018	2,292,300	USD	748,436	710,613
					$4,730,144	$4,460,942

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2006 amounted to $14,025,225 which is 7.1% of net assets.
(c)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending.
(e)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: Represents the London InterBank Offered Rate.

PIK: Denotes that all or a portion of the income is paid in kind.
As of July 31, 2006, the Fund had the following open forward foreign currency exchange contracts:
Unrealized
Settlement	Appreciation
Contracts to Deliver	In Exchange For	Date	(US $)
MXN	110,000,000	USD	10,009,372	10/27/2006	19,022
Total unrealized appreciation	19,022

Unrealized
Settlement	Depreciation
Contracts to Deliver	In Exchange For	Date	(US $)
BRL	5,280,000	USD	2,349,277	10/27/2006	(26,747)
EUR	3,465,000	USD	4,404,084	10/27/2006	(47,016)
Total unrealized depreciation	(73,763)

Currency Abbreviations
ARS	Argentine Peso	MYR	Malaysian Ringgit
BRL	Brazilian Dollar	RUB	Russian Ruble
EUR	Euro	TRY	New Turkish Lira
IDR	Indonesian Rupiah	UYU	Uruguayan Peso
MXN	Mexican Peso	USD	United States Dollar

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Emerging Markets Fixed Income Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Emerging Markets Fixed Income Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 22, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	September 22, 2006